Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 73,592	$ 61,324
Advisor loans receivable	35,893	23,958
Investments in equity securities	3,956	9,486
Investments in debt securities	19,565	18,364
Deferred Purchase Price (notes 16 and 24)	107,743	92,278
Other	3,752	687
Prepaid and other assets (Current Assets)	258,725	247,635
Advisor loans receivable	94,508	66,991
Equity accounted investments	33,851	28,175
Investments in equity securities	8,440	8,943
Investments in debt securities	5,934	15,449
Financing fees, net of accumulated amortization of $9,865 (December 31, 2022 - $8,018)	3,109	4,040
Other	7,080	7,972
Other assets (Non-Current Assets)	157,197	138,510
Mortgage-related Derivatives [Member]
Derivative asset	14,224	40,879
Interest Rate Swap [Member]
Derivative asset	0	659
Interest rate swap asset (note 24)	$ 4,275	$ 6,940